Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2020	2019
Wi-Fi equipment	3 Years	$6,578,575	$6,800,967
Vehicles	5 Years	118,030	110,384
Office and other equipment	3 – 5 Years	741,622	269,189
		7,438,227	7,180,540
Less: accumulated depreciation and impairment		(6,923,864)	(6,591,659)
		$514,363	$588,881